Sales	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Sales
35.	Sales

Details	of sales for the years ended December 31, 2023, 2024 and 2025 are as follows :

		2023		2024		2025
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	85,588,151	351,986	90,659,090	359,622	94,771,926	395,871
Electricity		82,954,778	—	88,889,764	—	93,004,580	—
Heat supply		440,435	—	363,154	—	342,123	—
Others		2,192,938	351,986	1,406,172	359,622	1,425,223	395,871
Sales related to rendering of services		467,661	283,217	482,251	228,194	475,616	250,480
Sales related to construction services		186,996	598,399	145,496	703,612	185,467	488,226

	￦	86,242,808	1,233,602	91,286,837	1,291,428	95,433,009	1,134,577

		2023		2024		2025
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	85,588,151	351,986	90,659,090	359,622	94,771,926	395,871
Performance obligations satisfied over time		654,657	881,616	627,747	931,806	661,083	738,706

	￦	86,242,808	1,233,602	91,286,837	1,291,428	95,433,009	1,134,577